UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-06096

The Torray Fund

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Address of principal executive offices) (Zip code)

William M Lane

Torray LLC

7501 Wisconsin Avenue, Suite 750 West

Bethesda, MD 20814-6519

(Name and address of agent for service)

Registrant’s telephone number, including area code:     301-493-4600

Date of fiscal year end:     December 31

Date of reporting period:     September 30, 2012

Item 1.	Schedule of Investments

The Schedule(s) of Investments is attached herewith.

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2012 (unaudited)

Shares		Market Value

COMMON STOCK 93.32%

19.98% INFORMATION TECHNOLOGY
66,400	International Business Machines Corp.	$13,774,680
632,100	Western Union Co. (The)	11,516,862
400,000	EMC Corp.*	10,908,000
542,900	Cisco Systems, Inc.	10,363,961
424,600	Intel Corp.	9,629,928
131,300	Automatic Data Processing, Inc.	7,702,058
327,400	Hewlett-Packard Co.	5,585,444

		69,480,933

17.74% FINANCIALS
336,400	Loews Corp.	13,879,864
380,500	Wells Fargo & Co.	13,138,665
161,400	Chubb Corp.	12,311,592
358,518	Marsh & McLennan Cos., Inc.	12,164,516
179,300	American Express Co.	10,194,998

		61,689,635

16.60% INDUSTRIALS
642,297	General Electric Co.	14,586,565
310,146	Cintas Corp.	12,855,551
118,900	3M Co.	10,988,738
220,300	Eaton Corp.	10,411,378
134,700	General Dynamics Corp.	8,906,364

		57,748,596

14.11% HEALTH CARE
191,724	Johnson & Johnson	13,211,701
190,700	Baxter International Inc.	11,491,582
133,700	Becton Dickinson & Co.	10,503,472
146,900	UnitedHealth Group Inc.	8,139,729
99,100	WellPoint, Inc.	5,748,791

		49,095,275

11.58% CONSUMER STAPLES
385,600	Sysco Corp.	12,057,712
294,400	Walgreen Co.	10,727,936
141,300	Procter & Gamble Co. (The)	9,800,568
71,900	Colgate-Palmolive Co.	7,709,118

		40,295,334

5.83% CONSUMER DISCRETIONARY
577,300	Gannett Co., Inc.	10,247,075
187,400	Tupperware Brands Corp.	10,042,766

		20,289,841

2.90% MATERIALS
200,900	E.I. du Pont de Nemours & Co.	10,099,243

The Torray Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2012 (unaudited) (continued)

Shares		Market Value

2.31% ENERGY
425,500	Chesapeake Energy Corp.	$8,029,185

2.27% TELECOMMUNICATIONS
209,400	AT&T Inc.	7,894,380

TOTAL COMMON STOCK 93.32%		324,622,422
(cost $274,359,934)

Principal Amount ($)

SHORT-TERM INVESTMENTS 6.76%
23,497,891	BNY Mellon Cash Reserve, 0.05%(1)	23,497,891
(cost $23,497,891)

TOTAL INVESTMENTS 100.08%		348,120,313
(cost $297,857,825)

LIABILITIES LESS OTHER ASSETS (0.08%)		(261,262)

NET ASSETS 100.00%		$347,859,051

TOP 10 HOLDINGS
1	General Electric Co.	6	Cintas Corp.
2	Loews Corp.	7	Chubb Corp.
3	International Business Machines Corp.	8	Marsh & McLennan Cos., Inc.
4	Johnson & Johnson	9	Sysco Corp.
5	Wells Fargo & Co.	10	Western Union Co. (The)

*	Non-income producing securities.
(1)	Represents current yield at September 30, 2012.

See notes to the Schedules of Investments.

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2012 (unaudited)

Shares		Market Value

COMMON STOCK 94.64%

19.80% INFORMATION TECHNOLOGY
3,710	International Business Machines Corp.	$769,639
35,500	Western Union Co. (The)	646,810
22,542	EMC Corp.*	614,720
30,670	Cisco Systems, Inc.	585,490
23,926	Intel Corp.	542,642
7,426	Automatic Data Processing, Inc.	435,609
18,460	Hewlett-Packard Co.	314,928

		3,909,838

18.25% FINANCIALS
18,900	Loews Corp.	779,814
21,500	Wells Fargo & Co.	742,395
12,333	American Express Co.	701,254
9,100	Chubb Corp.	694,148
20,237	Marsh & McLennan Cos., Inc.	686,641

		3,604,252

16.51% INDUSTRIALS
36,329	General Electric Co.	825,032
17,522	Cintas Corp.	726,287
6,700	3M Co.	619,214
12,440	Eaton Corp.	587,914
7,600	General Dynamics Corp.	502,512

		3,260,959

13.85% HEALTH CARE
10,564	Johnson & Johnson	727,965
10,700	Baxter International Inc.	644,782
7,400	Becton Dickinson & Co.	581,344
8,270	UnitedHealth Group Inc.	458,241
5,580	WellPoint, Inc.	323,696

		2,736,028

11.45% CONSUMER STAPLES
21,770	Sysco Corp.	680,748
16,800	Walgreen Co.	612,192
7,700	Procter & Gamble Co. (The)	534,072
4,040	Colgate-Palmolive Co.	433,169

		2,260,181

5.84% CONSUMER DISCRETIONARY
32,800	Gannett Co., Inc.	582,200
10,650	Tupperware Brands Corp.	570,734

		1,152,934

3.77% TELECOMMUNICATIONS
19,730	AT&T Inc.	743,821

2.88% MATERIALS
11,330	E.I. du Pont de Nemours & Co.	569,559

The Torray Institutional Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2012 (unaudited) (continued)

Shares		Market Value

2.29% ENERGY
23,980	Chesapeake Energy Corp.	$452,503

TOTAL COMMON STOCK 94.64%		18,690,075
(cost $15,925,225)

Principal Amount ($)

SHORT-TERM INVESTMENTS 5.27%
1,039,572	BNY Mellon Cash Reserve, 0.05%(1)	1,039,572
(cost $1,039,572)

TOTAL INVESTMENTS 99.91%		19,729,647
(cost $16,964,797)

OTHER ASSETS LESS LIABILITIES 0.09%		18,519

NET ASSETS 100.00%		$19,748,166

TOP 10 HOLDINGS
1	General Electric Co.	6	Johnson & Johnson
2	Loews Corp.	7	Cintas Corp.
3	International Business Machines Corp.	8	American Express Co.
4	AT&T Inc.	9	Chubb Corp.
5	Wells Fargo & Co.	10	Marsh & McLennan Cos., Inc.

*	Non-income producing securities.
(1)	Represents current yield at September 30, 2012.

See notes to the Schedules of Investments.

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2012 (unaudited)

Shares		Market Value

COMMON STOCK 98.69%

31.95% INFORMATION TECHNOLOGY
285	Apple Inc.	$190,169
1,145	Visa, Inc., Class A	153,751
2,161	Accenture PLC, Class A	151,335
1,871	Fiserv Inc.*	138,510
2,017	Amphenol Corp., Class A	118,761
1,870	QUALCOMM, Inc.	116,856
3,406	Adobe Systems, Inc.*	110,559
1,930	MICROS Systems, Inc.*	94,802
2,873	Oracle Corp.	90,471

		1,165,214

15.37% HEALTH CARE
2,398	Baxter International Inc.	144,503
1,926	Gilead Sciences, Inc.*	127,752
640	Novo-Nordisk A/S, ADR	100,998
1,770	Vertex Pharmaceuticals Inc.*	99,032
1,464	Varian Medical Systems, Inc.*	88,308

		560,593

14.04% INDUSTRIALS
2,711	Danaher Corp.	149,512
1,705	United Technologies Corp.	133,484
798	Precision Castparts Corp.	130,345
1,071	Cummins Inc.	98,757

		512,098

10.09% ENERGY
1,421	EOG Resources, Inc.	159,223
3,595	Enbridge, Inc.	140,313
562	Core Laboratories N.V.	68,272

		367,808

7.96% CONSUMER DISCRETIONARY
1,971	Tupperware Brands Corp.	105,626
999	Nike, Inc., Class B	94,815
1,603	Coach, Inc.	89,800

		290,241

7.91% FINANCIALS
2,297	American Tower Corp. REIT	163,983
995	Franklin Resources, Inc.	124,445

		288,428

6.03% CONSUMER STAPLES
1,214	Colgate-Palmolive Co.	130,165
1,268	PepsiCo, Inc.	89,736

		219,901

The Torray Resolute Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2012 (unaudited) (continued)

Shares		Market Value

5.34% MATERIALS
987	Praxair, Inc.	$102,529
1,237	Compass Minerals International, Inc.	92,268

		194,797
TOTAL COMMON STOCK 98.69%		3,599,080
(cost $3,125,150)

Principal Amount ($)

SHORT-TERM INVESTMENTS 0.87%
31,550	BNY Mellon Cash Reserve, 0.05%(1)	31,550
(cost $31,550)

TOTAL INVESTMENTS 99.56%		3,630,630
(cost $3,156,700)

OTHER ASSETS LESS LIABILITIES 0.44%		16,082

NET ASSETS 100.00%		$3,646,712

TOP 10 HOLDINGS
1	Apple Inc.	6	Danaher Corp.
2	American Tower Corp. REIT	7	Baxter International Inc.
3	EOG Resources, Inc.	8	Enbridge, Inc.
4	Visa, Inc., Class A	9	Fiserv Inc.
5	Accenture PLC, Class A	10	United Technologies Corp.

*	Non-income producing securities.
(1)	Represents current yield at September 30, 2012.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

See notes to the Schedules of Investments.

The Torray Fund

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2012 (unaudited)

Securities Valuation    Portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported, the last reported bid price. For NASDAQ traded securities, market value is determined on the basis of the NASDAQ Official Closing Price instead of the last reported sales price. Other assets and securities for which no quotations are readily available or for which Torray LLC (the “Advisor”) believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees (the “Board” or “Trustees”) in accordance with the Fund’s Valuation Procedures. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements    Various inputs are used in determining the fair value of investments which are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of September 30, 2012 is as follows:

Valuation Inputs	Torray Fund	Torray Institutional Fund	Torray Resolute Fund
Level 1 - Quoted Prices *	$348,120,313	$19,729,647	$3,630,630
Level 2 - Other Significant Observable Inputs	-	-	-
Level 3 - Significant Unobservable Inputs	-	-	-

Total Market Value of Investments	$348,120,313	$19,729,647	$3,630,630

*    Security types and industry classifications as defined in the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 investments during the period.

Tax Disclosure    No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2012.

The following information is based upon the book basis of investment securities as of September 30, 2012:

	Torray Fund	Torray Institutional Fund	Torray Resolute Fund
Gross unrealized appreciation	$ 68,333,980	$ 3,427,602	$ 496,602
Gross unrealized depreciation	(18,071,492)	(662,752)	(22,672)

Net unrealized appreciation/depreciation	$ 50,262,488	$ 2,764,850	$ 473,930

Aggregate book cost	$ 297,857,825	$ 16,964,797	$ 3,156,700

At December 31, 2011, the Torray Fund had net capital loss carry forward for federal income tax purposes of $85,805,188 which are available to reduce future required distributions of net capital gains to shareholders through 2017. At December 31, 2011, the Torray Institutional Fund had net capital loss carry forward for federal income tax purposes of $339,016, $3,679,435 and $1,023, which are available to reduce future required distributions of net capital gains to shareholders through 2016, 2017 and 2018, respectively. As of December 31, 2011, the Torray Institutional Fund had a short-term capital loss carry forward of $14,410 and a long-term capital loss carry forward of $8,727 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carry forwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carry forwards subject to expiration that are described in the previous sentence. The Torray Resolute Fund had no capital loss carry forward as of December 31, 2011. Under the current tax law, capital losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year for tax purposes. At December 31, 2011, the Torray Institutional Fund had post-October losses of $105,172 and the Torray Resolute Fund had post-October losses of $3,587. There were no post-October losses as of December 31, 2011 for the Torray Fund.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Torray Fund

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     10/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Robert E. Torray

Robert E. Torray, President

(principal executive officer)

Date     10/26/12

By (Signature and Title)*     /s/ William M Lane

William M Lane, Treasurer

(principal financial officer)

Date     10/26/12

*	Print the name and title of each signing officer under his or her signature.